Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Schedule Of Rent Expense

2012	$2,084
2013	1,199
2014	915
2015	923
2016	600
Thereafter	713
$6,434